Sep. 20, 2024
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD2
Investment Objective

Calamos Bitcoin Structured Alt Protection ETF — Month TBD 2 (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, track the positive price return of the iShares Bitcoin Trust ETF (IBIT) (the "Underlying ETP") which, in turn, owns bitcoin that is held by a bitcoin custodian on behalf of the Underlying ETP up to a cap of [ %] (the "Cap"), while protecting against 100% of negative price return of the Underlying ETP (before fees and expenses), for the period from ____________202[ ] through __________ 202[ ].

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.69%

1  "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

Year 1	Year 3
$70	$221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that is designed to provide investors with the opportunity to benefit from increases in the Underlying ETP's share price up to the stated cap over a specified period of time of approximately one-year (the "Outcome Period"), while providing protection against decreases in the Underlying ETP's share price over the same Outcome Period (before taking fees and expenses into account).

Under normal market conditions, the Fund will invest substantially all of its assets in over-the-counter Options ("OTC Options") and, if and when available, Flexible EXchange Options ("FLEX Options") that reference the price performance of the Underlying ETP. The Fund will also invest in U.S. Treasury securities with remaining maturities of one year or less and cash and cash equivalents. If and when they become available, the Fund intends to utilize FLEX Options in place of all OTC Options. The Fund will not invest directly in bitcoin.

The Underlying ETP issues shares representing fractional undivided beneficial interests in its net assets. The assets of the Underlying ETP consist primarily of bitcoin held by a custodian on behalf of the Underlying ETP. The Underlying ETP seeks to reflect generally the performance of the price of bitcoin. The Underlying ETP seeks to reflect such performance before payment of the Underlying ETP's expenses and liabilities. The shares are backed by the assets of the Underlying ETP and are intended to constitute a simple means of making an investment similar to an investment in bitcoin rather than by acquiring, holding and trading bitcoin directly on a peer-to-peer or other basis or via a digital asset trading platform. See "The Underlying ETP" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETP. It is important that you understand these characteristics before making an investment in the Fund.

The Fund uses OTC Options and, if and when available, FLEX Options (the "Options Portfolio"), U.S. Treasury securities with remaining maturities of one year or less, and cash and cash equivalents to employ a "capital protected target outcome strategy". Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of losses (before fees and expenses) in the Underlying ETP (the "Capital Protection") and upside participation to a stated cap (before fees and expenses) (the "Cap"), are based on the price performance of the Underlying ETP over an Outcome Period. As noted above, at this time FLEX Options related to the Underlying ETP are not currently available for trading but are expected to be used by the Fund if and when they do become available.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the Underlying ETP appreciates over the Outcome Period, the OTC Options and, if and when available, FLEX Options, held by the Fund seek to provide upside participation matching that of the Underlying ETP, up to a Cap that is determined at the start of the Outcome Period.

•  If the Underlying ETP decreases over the Outcome Period, the U.S. Treasury securities with remaining maturities of one year or less and cash and cash equivalents held by the Fund seek to provide protection against 100% of Underlying ETP losses, prior to taking into account the Fund's fees and expenses.

The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETP as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on [ ], through [ ], the Cap is [ ]% and the Capital Protection is [ ]%. When the Fund's fees and expenses are taken into account, the Cap is [ ]% and the Capital Protection is [ ]%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from [ ] through [ ]. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund resets by investing in a new set of OTC Options and, if and when available, FLEX Options, that are designed to provide a new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The capital protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the OTC Options and, if and when available, FLEX Options, and U.S. Treasury securities it held for that Outcome Period. It will then invest in a new series of OTC Options and, if and when available, FLEX Options and U.S. Treasury securities with an expiration date, in the case of the options, and a maturity date in the case of the U.S. Treasury securities, of approximately one year in the future, and a new Outcome Period will begin. Each of the OTC Options and, if and when available, FLEX Options', value is ultimately derived from the performance of the Underlying ETP's share price during that time. As the terms of the OTC Options and FLEX Options do not generally change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the Underlying ETP during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that match the Underlying ETP, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to the Underlying ETP. The investments that the Fund intends to utilize for its 80% investment policy include OTC options and, if and when available, FLEX Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

Explanation of diagram:

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the Underlying ETP's performance, and the solid line represents the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETP's indicated performance. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETP. References to the Bitcoin Reference Asset in the charts below are intended to refer to the Underlying ETP.

The Advisor seeks to provide investment exposure to the price performance experienced by the Underlying ETP through the Options Portfolio while seeking to limit losses against significant decreases in the price of the Underlying ETP through the protection layer provided by the Fund's Treasury Portfolio. The Advisor seeks to specifically select the strike price for each contract in the Options Portfolio such that if the options were exercised on the expiration date (the final day of the option term set at approximately one year), the Fund's portfolio would experience the price return of the Underlying ETP subject to a maximum gain on the price performance of the Underlying ETP over the duration of the options contracts and would seek to be protected from losses to the extent of the value of the Treasury Portfolio.

PORTFOLIO INVESTMENT	INVESTMENT TERMS	PORTFOLIO INVESTMENT PERCENTAGE	TARGET PORTFOLIO MATURITY
Treasury Portfolio	Multiple series of U.S. Treasury Bills supported by full faith and credit of U.S. government	Approximately 95% at the time of investment	1 year
Purchased call option contracts on Underlying ETP	"At-the-money" (i.e., strike price equal to the current bitcoin reference asset market price) call options at approximately 100% of Underlying ETP price at the time of investment	Approximately 30% at the time of investment	1 year
Sold call option contracts on Underlying ETP	"out-of-the-money" (i.e., strike price is more than the current Underlying ETP price) options used to help fund purchased call option contracts	Approximately -25% at the time of investment	1 year

1.  Calamos Bitcoin Structured Alt Protection ETF — Month TBD 2 Capital Protection Layer: The grey line represents the Capital Protection Layer. The Fund purchases multiple series of US Treasury securities with weighted average maturities of approximately one (1) year or less to provide the protection level. In the event that the Underlying ETP decreases in value over the duration of the option contracts to a price that is lower than the strike price of the option contract, the Fund's options positions would not be exercised and the Fund's value would be comprised primarily of the US Treasury securities, cash and cash equivalents. The U.S. Treasury securities held by the Fund are intended to provide the downside protection against decreases in the price of the Underlying ETP. There is no guarantee that the portion of the Fund's portfolio consisting of U.S. Treasury securities will retain sufficient value to provide the level of portfolio protection sought by the Fund. The value of the Fund's holdings in U.S. Treasury securities may increase (providing a higher protection level and therefore more protection to shareholders) or decrease (providing a lower protection level and therefore less protection to shareholders).

2.  Capped Upside Layer (the "Cap") The black line represents the capped upside layer — The Fund simultaneously enters into long at-the-money call options related to the Underlying ETP, and a short an out-of-the money call option (to help offset the cost of the long call Options), which allows the Fund's participation in the upside price movement of the Underlying ETP, to a specific cap rate. The Fund's sold options effectively set an upper limit on the Fund's possible performance relative to the Underlying ETP by selling the Fund's ability to participate in increases in the share price of the Underlying ETP beyond the strike price of the sold call Options over the duration of the Outcome Period and setting a limit on the Underlying ETP's price performance gains for the duration of the Outcome Period. The strike price for the sold call options is dependent upon prevailing market conditions at the times the Fund originally enters into the options contracts. The Fund will purchase U.S. Treasury securities with maturities that align with the Outcome Period to provide the sought-after protection for the Capital Protection Layer.

If and when FLEX Options become available, the Fund's adviser, Calamos Advisors LLC (the "Advisor"), intends to substitute FLEX Options for all OTC Options for purposes of the Upside Participation Layer (Cap) described above.

While the Advisor will seek to invest the Fund's portfolio in OTC options and, if and when available, FLEX Options, and U.S. Treasury securities, each with one (1) year expiration in the case of options, or one (1) year or less maturities in the case of U.S. Treasury securities, these expiration and maturity dates may not be precisely one (1) year as a result of market conditions at the time of purchase. In addition, the percentage of the U.S. Treasury securities and the OTC Options and FLEX Options that is established at the time of purchase may be greater than or less than the sought-after allocation of the Fund's net assets between U.S. Treasuries and OTC Options and FLEX Options, due to market conditions at the time of executing the Fund's OTC Options and FLEX Options portfolio. While the Advisor will target a U.S. Treasury securities portfolio value as a percentage of the Fund's net assets at the time of entering into the OTC Options and FLEX Options, the value of the Treasury Portfolio will also increase and decrease due to market conditions over the Outcome Period.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap

The Fund seeks to provide capital protection to absorb 100% of losses (before fees and expenses) of the Underlying ETP at the end of each Outcome Period. When the Fund's management fees are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of losses (before fees and expenses) of the Underlying ETP as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the Underlying ETP's price performance. As the Underlying ETP price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Underlying ETP price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETP's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETP has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against losses experienced by the Underlying ETP (before fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a Cap for each Outcome Period, calculated (before fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETP experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETP, the Cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETP volatility, and, by way of example, the relationship of puts and calls on the OTC options and FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund will engage in investment strategies to purchase U.S. Treasury securities, and purchase and sell a series of OTC call Options and, if and when available, FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. The Fund's purchased call options provide the Fund exposure to the price return of the Underlying ETP (gains and losses) starting at 100% of the then-current share price of the Underlying ETP. The Options Portfolio, through these purchased call options, seeks to provide investment returns that match the performance of the share price of the Underlying ETP. As the purchaser of these derivative positions, the Fund is obligated to pay, in the case of options, a premium to the seller of those options in addition to paying other specified transaction costs. The Fund also sells call options to help pay the premium of the purchased call options that allow the Fund's participation in the Underlying ETP's price performance. The Fund's sold call options effectively sell the Fund's ability to participate in increases in the share price of the Underlying ETP beyond the strike price of the sold call options over the duration of the Options Portfolio and sets an upper limit (the Cap) on the Underlying ETP's price performance gains for the duration of the options contracts (the Target Outcome Period). The strike price for the sold call options (i.e., the Cap) is dependent upon prevailing market conditions at the times the Fund originally enters into the call options contracts. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETP. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of derivative transactions and U.S. Treasury securities to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing OTC Options, FLEX Options, or may not receive timely payment from its counterparties. In addition, while the Advisor will target a U.S. Treasury securities portfolio value as a percentage of the Fund's net assets at the time of entering into the OTC options and FLEX Options, the value of the Treasury Portfolio and any cash and cash equivalents will also increase and decrease due to market conditions over the Outcome Period. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written call OTC Options, and if and when available, FLEX Options, that reference the Underlying ETP. Because the value of the Fund is based on options or other derivative transactions that reference the Underlying ETP and not the Underlying ETP directly, variations in the value of such derivative positions impact the correlation between the Fund's NAV and the price of the Underlying ETP. As noted above, at this time FLEX Options related to the Underlying ETP are not currently available for trading but are expected to be used by the Fund when they do become available.

General Information about OTC Options

Over-the-counter (OTC) Options are purchased from or sold to sellers or purchasers ("Counterparties") through direct bilateral agreements with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The staff of the SEC currently takes the position that OTC Options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC Option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is "in the money") are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

The OTC Options that the Fund will hold that reference the Underlying ETP will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETP, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETP's value and a strike price, depending on whether the Fund purchases or sells the option. The OTC Options held by the Fund are European style options, which are exercisable at the strike price only on the OTC Option expiration date. The Fund will generally, under normal conditions, hold OTC Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETP or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETP or a cash payment). The Fund intends to structure the OTC Options so that any amount owed by the Fund on the written OTC Options will be covered by payouts at expiration from the purchased OTC Options. As a result, the Fund expects the OTC Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written OTC Options and pays premiums in exchange for the purchased OTC Options. Each of the OTC Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the OTC Options purchased and sold on the first day of the Outcome Period. On the OTC Options expiration date, the Fund intends to sell the OTC Options prior to their expiration or cash-settle the OTC Options and use the resulting proceeds to purchase new OTC Options for the next Outcome Period.

Additional Information Regarding the Availability of FLEX Options

As noted above, at this time FLEX Options related to the Underlying ETP are not currently available for trading but are expected to be used by the Fund in place of OTC Options if and when they do become available.

Each of CBOE Exchange, Inc. (for options on any bitcoin ETP), NYSE Arca, Inc. (for options on any commodity ETP, which would include those on any bitcoin ETP), and Nasdaq ISE, LLC (for options on the Underlying ETP) have filed applications under Rule 19b-4 of the Securities Exchange Act of 1934, as amended ("Exchange Act"), with the SEC to amend their listing standards and allow listing of options on bitcoin ETPs. Nasdaq ISE also filed a subsequent application to allow listing of options on any bitcoin ETP. The SEC will solicit public comment on each of these applications and may request that the applications be withdrawn and resubmitted. The SEC is required to approve or disapprove, or institute proceedings to determine whether to disapprove the proposed rule change. Section 19(b)(2) of the Exchange Act requires that, after initiating disapproval proceedings, the SEC issue an order approving or disapproving the proposed rule change within 180 days of the publication date of the notice of the proposed rule change. The SEC may extend the period for issuing such order by not more than 60 days if the SEC determines that a longer period is appropriate and publishes reasons for such determination. It is not possible to estimate when such applications may be approved by the SEC and there is no guarantee that FLEX Options will ever be approved by the SEC.

Prior to the contracts being listed, the Options Clearing Corporation (the "OCC") also will have to make its own proposed rule change filings with the SEC and, potentially, with the CFTC, in order to change the OCC rules to allow it to clear such options. There is no guarantee that FLEX Options will ever be approved by the SEC and CFTC.

The Underlying ETP

The Underlying ETP is a Delaware statutory trust that issues shares representing fractional undivided beneficial interests in its net assets. The assets of the Underlying ETP consist primarily of bitcoin held by a custodian on behalf of the Underlying ETP. The Underlying ETP seeks to reflect generally the performance of the price of bitcoin. The Underlying ETP seeks to reflect such performance before payment of the Underlying ETP's expenses and liabilities. iShares Delaware Trust Sponsor LLC (the "Sponsor") is the sponsor of the Underlying ETP; Wilmington Trust, National Association, a national association (the "Delaware Trustee"), is the Delaware trustee of the Underlying ETP; BlackRock Fund Advisors (the "Trustee") is the trustee of the Underlying ETP; Coinbase Custody Trust Company, LLC (the "Bitcoin Custodian") is the custodian for the Underlying ETP's bitcoin holdings; and The Bank of New York Mellon is the custodian for the Underlying ETP's cash holdings (the "Cash Custodian" and together with the Bitcoin Custodian, the "Custodians") and the administrator of the Underlying ETP (the "Trust Administrator"). The Underlying ETP is not an investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Sponsor is not registered with the Securities and Exchange Commission ("SEC") as an investment adviser and is not subject to regulation by the SEC as such in connection with its activities with respect to the Trust. The Underlying ETP is not a commodity pool for purposes of the Commodity Exchange Act of 1936, as amended (the "Commodity Exchange Act" or "CEA"), and the Sponsor is not subject to regulation by the Commodity Futures Trading Commission (the "CFTC") as a commodity pool operator or a commodity trading advisor with respect to the Underlying ETP.

The Underlying ETP intends to issue its shares on a continuous basis and has registered an indeterminate number of shares with the SEC in accordance with Rule 456(d) and 457(u). The Underlying ETP issues and redeems Shares only in blocks of 40,000 or integral multiples thereof, based on the quantity of bitcoin attributable to each share (net of accrued but unpaid remuneration due to the Sponsor (the "Sponsor's Fee") and any accrued but unpaid expenses or liabilities). A block of 40,000 Shares is called a "Basket." These transactions take place in exchange for cash. Subject to The Nasdaq Stock Market LLC ("NASDAQ") receiving the necessary regulatory approval to permit the Underlying ETP to create and redeem shares in-kind for bitcoin (the "In-Kind Regulatory Approval"), these transactions may also take place in exchange for bitcoin. The timing of the In-Kind Regulatory Approval is unknown, and there is no guarantee that NASDAQ will receive the In-Kind Regulatory Approval at any point in the future. If NASDAQ receives the In-Kind Regulatory Approval and if the Sponsor chooses to allow in-kind creations and redemptions, the Underlying ETP will notify the owners of the beneficial interests of Shares (the "Shareholders") in a prospectus supplement, in its periodic Exchange Act reports and on the Trust's website. Baskets will be offered continuously at the net asset value per share ("NAV") for 40,000 Shares. Only registered broker-dealers that become authorized participants by entering into a contract with the Sponsor and the Trustee ("Authorized Participants") may purchase or redeem Baskets. Shares will be offered to the public from time to time at varying prices that will reflect the price of bitcoin and the trading price of the Shares on NASDAQ at the time of the offer.

The Authorized Participants will deliver only cash to create shares and will receive only cash when redeeming shares. Further, Authorized Participants will not directly or indirectly purchase, hold, deliver, or receive bitcoin as part of the creation or redemption process or otherwise direct the Underlying ETP or a third party with respect to purchasing, holding, delivering, or receiving bitcoin as part of the creation or redemption process.

The Underlying ETP will create shares by receiving bitcoin from a third party that is not the Authorized Participant and the Underlying ETP — not the Authorized Participant — is responsible for selecting the third party to deliver the bitcoin. Further, the third party will not be acting as an agent of the Authorized Participant with respect to the delivery of the bitcoin to the Underlying ETP or acting at the direction of the Authorized Participant with respect to the delivery of the bitcoin to the Underlying ETP. The Underlying ETP will redeem Shares by delivering bitcoin to a third party that is not the Authorized Participant and the Trust — not the Authorized Participant — is responsible for selecting the third party to receive the bitcoin. Further, the third party will not be acting as an agent of the Authorized Participant with respect to the receipt of the bitcoin from the Underlying ETP or acting at the direction of the Authorized Participant with respect to the receipt of the bitcoin from the Underlying ETP. The third party will be unaffiliated with the Trust and the Sponsor.

The Sponsor has the exclusive authority to determine the net asset value of the Underlying ETP, which it has delegated to the Trustee under the Trust Agreement. The Trustee has delegated to the Trust Administrator the responsibility to calculate the net asset value of the Underlying ETP and the NAV, based on a pricing source selected by the Trustee. The Trust Administrator will determine the net asset value of the Underlying ETP each Business Day. In determining the net asset value of the Underlying ETP, the Trust Administrator values the bitcoin held by the Underlying ETP based on the Index, unless the Sponsor in its sole discretion determines that the Index is unreliable. The CF Benchmarks Index (defined below) shall constitute the Index, unless the CF Benchmarks Index is not available or the Sponsor in its sole discretion determines CF Benchmarks Index is unreliable as the Index and therefore determines not to use the CF Benchmarks Index as the Index. If the CF Benchmarks Index is not available or the Sponsor determines, in its sole discretion, that the CF Benchmarks Index is unreliable (together a "Fair Value Event"), the Underlying ETP's holdings may be fair valued on a temporary basis in accordance with the fair value policies approved by the Trustee. Additionally, the Trust Administrator will monitor for unusual prices, and escalate to the Trustee if detected. If the CF Benchmarks Index is not used, the Underlying ETP will notify Shareholders in a prospectus supplement, in its periodic Exchange Act reports and/or on the Underlying ETP's website.

On each Business Day, as soon as practicable after 4:00 p.m. ET, the Underlying ETP evaluates the bitcoin held by the Underlying ETP as reflected by the CF Benchmarks Index and determines the net asset value of the Underlying ETP and the NAV. For purposes of making these calculations, a Business Day means any day other than a day when NASDAQ is closed for regular trading.

CF Benchmarks Index is calculated as of 4:00 p.m. ET. The CF Benchmarks Index is designed based on the International Organization of Securities Commission's ("IOSCO") Principles for Financial Benchmarks and is a Registered Benchmark under UK BMR. The Index Administrator is CF Benchmarks Ltd a UK incorporated company authorized and regulated by the UK FCA as a Benchmark Administrator.

The CF Benchmarks Index was created to facilitate financial products based on bitcoin. It serves as a once-a-day benchmark rate of the U.S. dollar price of bitcoin (USD/BTC), calculated as of 4:00 p.m. ET. The CF Benchmarks Index aggregates the trade flow of several bitcoin platforms, during an observation window between 3:00 p.m. and 4:00 p.m. ET into the U.S. dollar price of one bitcoin at 4:00 p.m. ET. Specifically, the CF Benchmarks Index is calculated based on the "Relevant Transactions" (as defined below) of all of its Constituent Platforms, as follows:

•  All Relevant Transactions are added to a joint list, recording the time of execution, and trade price for each transaction.

•  The list is partitioned by timestamp into 12 equally-sized time intervals of 5 (five) minute length.

•  For each partition separately, the volume-weighted median trade price is calculated from the trade prices and sizes of all Relevant Transactions, i.e., across all Constituent Platforms. A volume-weighted median differs from a standard median in that a weighting factor, in this case trade size, is factored into the calculation.

•  The Bitcoin Reference Rate ("BRR") is then determined by the equally-weighted average of the volume medians of all partitions.

The CF Benchmarks Index is solely calculated from spot Bitcoin-USD transactions conducted on Constituent Platforms within the observation window of 3:00 p.m. to 4:00 p.m. ET, it does not include any futures prices in its methodology. A "Relevant Transaction" is any cryptocurrency versus U.S. dollar spot trade that occurs during the observation window between 3:00 p.m. and 4:00 p.m. ET on a Constituent Platform in the BTC/USD pair that is reported and disseminated by a Constituent Platform through its publicly available Application Programming Interface ("API") and observed by the Index Administrator. Although the CF Benchmarks Index is intended to accurately capture the market price of bitcoin, third parties may be able to purchase and sell bitcoin on public or private markets and such transactions may take place at prices materially higher or lower than the CF Benchmarks Index price.

The Underlying ETP's shares are listed and traded on NASDAQ under the ticker symbol "IBIT." Market prices for the shares may be different from the NAV.

The CME CF Bitcoin Reference Rate — New York Variant for the Bitcoin — U.S. Dollar trading pair (the "CF Benchmarks Index"), produced by CF Benchmarks Ltd., on September 10, 2024 was $57,691.78.

Except when aggregated in Baskets, the Underlying ETP's shares are not redeemable securities. Baskets are only redeemable by Authorized Participants.

Fund investors will not receive dividends from the Underlying ETP.

The Sponsor has filed on behalf of the Underlying ETP a registration statement on Form S-1 with the SEC under the Securities Act of 1933, as amended, that you may inspect, without charge, online at www.sec.gov.

The Underlying ETP is subject to the informational requirements of the Exchange Act, and the Sponsor will, on behalf of the Underlying ETP, file certain reports, proxies and other information with the SEC, including information on the Underlying ETP's creations, redemptions, custody and valuation. These filings will contain certain important information that does not appear in the Underlying ETP's prospectus. For further information about the Underlying ETP, you may read and copy these filings at the SEC's Internet site (www.sec.gov), which also contains reports and other information regarding issuers that file electronically with the SEC.

Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the peer-to-peer bitcoin network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the bitcoin network, the infrastructure of which is collectively maintained by its user base. The bitcoin network allows people to exchange tokens of value, called bitcoin, which are recorded on a public transaction ledger known as the Bitcoin Blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on bitcoin platforms that enable trading in bitcoin or in individual end-user-to-end-user transactions under a barter system.

The bitcoin network is commonly understood to be decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of bitcoin. Rather, bitcoin is created and allocated by the bitcoin network protocol through a "mining" process. The value of bitcoin is determined by the supply of and demand for bitcoin-on-bitcoin platforms or in private end-user-to-end-user transactions.

New bitcoin are created and rewarded to the miners of a block in the Bitcoin Blockchain for verifying transactions. The Bitcoin Blockchain is a shared database that includes all blocks that have been solved by miners and it is updated to include new blocks as they are solved. Each bitcoin transaction is broadcast to the bitcoin network and, when included in a block, recorded in the Bitcoin Blockchain. As each new block records outstanding bitcoin transactions, and outstanding transactions are settled and validated through such recording, the Bitcoin Blockchain represents a complete, transparent and unbroken history of all transactions of the bitcoin network.

The bitcoin network was initially contemplated in a white paper that also described bitcoin and the operating software to govern the bitcoin network. The white paper was purportedly authored by Satoshi Nakamoto. However, no individual with that name has been reliably identified as bitcoin's creator, and the general consensus is that the name is a pseudonym for the actual inventor or inventors. The first bitcoins were created in 2009 after Nakamoto released the bitcoin network source code (the software and protocol that created and launched the Bitcoin network). The bitcoin network has been under active development since that time by a loose group of software developers who have come to be known as core developers.

The bitcoin network is kept running by computers all over the world. In order to incentivize those who incur the computational costs of securing the network by validating transactions (e.g., "miners"), there is a reward that is given to the computer that was able to create the latest block on the chain. Every 10 minutes, on average, a new block is added to the Bitcoin Blockchain with the latest transactions processed by the network, and the computer that generated this block is currently awarded 3.125 bitcoin. Over time, rewards are expected to be proportionate to the computational power of each machine. New bitcoins are only created through the mining process. This deliberately controlled rate of bitcoin creation means that the number of bitcoin in existence will increase at a controlled rate until the number of bitcoin in existence reaches the pre-determined 21 million bitcoin. However, the 21 million supply cap could be changed in a hard fork. As of December 31, 2023, approximately 19.6 million bitcoins were outstanding and the date when the 21 million bitcoin limitation will be reached is estimated to be the year 2140.

Each bitcoin network address, or wallet, is associated with a unique "public key" and "private key" pair. To receive bitcoin, the bitcoin recipient must provide its public key to the party initiating the transfer. This activity is analogous to a recipient for a transaction in U.S. dollars providing a routing address in wire instructions to the payor so that cash may be wired to the recipient's account. The payor approves the transfer to the address provided by the recipient by "signing" a transaction that consists of the recipient's public key with the private key of the address from where the payor is transferring the bitcoin. The recipient, however, does not make public or provide to the sender its related private key. Since every computation on the bitcoin network requires the payment of bitcoin, including verification and memorialization of bitcoin transfers, there is a transaction fee involved with the transfer, which is based on computation complexity and not on the value of the transfer and is paid by the payor with a fractional number of bitcoin.

Neither the recipient nor the sender reveals their private keys in a transaction because the private key authorizes transfer of the funds in that address to other users. Therefore, if a user loses his private key, the user may permanently lose access to the bitcoin contained in the associated address. Likewise, bitcoin is irretrievably lost if the private key associated with them is deleted and no backup has been made. When sending bitcoin, a user's bitcoin network software program must validate the transaction with the associated private key. The resulting digitally validated transaction is sent by the user's bitcoin network software program to the Bitcoin network to allow transaction confirmation.

Upon the addition of a block included in the Bitcoin Blockchain, the bitcoin network software program of both the spending party and the receiving party will show confirmation of the transaction on the Bitcoin Blockchain and reflect an adjustment to the bitcoin balance in each party's bitcoin network public key, completing the bitcoin transaction. Once a transaction is confirmed on the Bitcoin Blockchain, it is irreversible.

Some bitcoin transactions are conducted "off-blockchain" and are therefore not recorded in the Bitcoin Blockchain. Some "off-blockchain transactions" involve the transfer of control over, or ownership of, a specific digital wallet holding bitcoin or the reallocation of ownership of certain bitcoin in a digital wallet containing assets owned by multiple persons, such as a digital wallet maintained by a digital assets platform. In contrast to on-blockchain transactions, which are publicly recorded on the Bitcoin Blockchain, information and data regarding off-blockchain transactions are generally not publicly available.

Therefore, off-blockchain transactions are not truly bitcoin transactions in that they do not involve the transfer of transaction data on the bitcoin network and do not reflect a movement of bitcoin between addresses recorded in the Bitcoin Blockchain. For these reasons, off-blockchain transactions are subject to risks as any such transfer of bitcoin ownership is not protected by the protocol behind the bitcoin network or recorded in, and validated through, the blockchain mechanism.

The Bitcoin Blockchain has a number of impediments that would need to be addressed in order for it to be adopted as a more mainstream payment system, including:

•  Scalability: Blockchain networks can be slow and inefficient due to the high computational requirements needed to validate transactions. As the number of users, transactions, and applications increases, the ability of blockchain networks to process and validate them in a timely way becomes strained. This makes blockchain networks difficult to use in applications that require fast transaction processing speeds.

•  Transaction fees: Bitcoin's network requires fees to process transactions, which can fluctuate dramatically based on network congestion and the data size of a transaction. During periods of high demand, these fees can increase greatly, making small, everyday transactions, like buying a coffee, impractical. This volatility in transaction costs significantly undermines Bitcoin's utility as a medium for daily financial activities.

•  Volatility of bitcoin: The price of bitcoin is primarily determined by supply and demand in the cryptocurrency markets. As a relatively new and speculative asset, its price can fluctuate wildly based on investor sentiment, news, and market trends. It also has a fixed maximum supply of 21 million coins, which scarcity can lead to price volatility as demand fluctuates against a capped supply. Further, unlike traditional currencies backed by governments or commodities with industrial uses, bitcoin's value is largely based on belief in its future potential, making it susceptible to rapid changes in public perception.

•  Interoperability: There are currently many different blockchain platforms — each with its own protocols and standards — and they often do not work well together. This lack of interoperability can lead to inefficiencies, as individuals and companies may need to navigate multiple platforms and use a number of tokens or cryptocurrencies to interact with different networks. This fragmentation can also hinder collaboration, stifle innovation, and prevent the seamless exchange of data and value between different blockchain ecosystems.

Further development of the Bitcoin Blockchain is increasingly dependent on the development of second-layer protocols due to inherent scalability limitations in its base layer. Bitcoin's primary blockchain prioritizes security and decentralization, which comes at the cost of limited transaction throughput and higher fees during periods of high demand. Second-layer protocols, such as the Lightning Network, aim to address these limitations by enabling faster and cheaper transactions off-chain while still leveraging bitcoin's security model. These protocols allow for micropayments, increased privacy, and improved scalability without compromising the core principles of the bitcoin network. As adoption grows, second-layer solutions become crucial for bitcoin to function as a viable medium of exchange for everyday transactions, in addition to its role as a store of value.

The bitcoin network was first launched in 2009 and bitcoins were the first cryptographic digital assets created to gain global adoption and critical mass. Although the bitcoin network is the most established digital asset network, the bitcoin network and other cryptographic and algorithmic protocols governing the issuance of digital assets represent a new and rapidly evolving industry that is subject to a variety of factors that are difficult to evaluate. Moreover, because digital assets, including bitcoin, have been in existence for a short period of time and are continuing to develop, there may be additional risks in the future that are impossible to predict as of the date of this prospectus. Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETP's shares depends on the acceptance of bitcoin. The realization of one or more of the following risks could materially adversely affect the value of the Underlying ETP's shares.

Digital assets, including bitcoin, are controllable only by the possessor of both the unique public key and private key or keys relating to the bitcoin network address, or "wallet", at which the digital assets are held. Private keys must be safeguarded and kept private in order to prevent a third-party from accessing the digital asset held in such wallet. The loss, theft, compromise or destruction of a private key required to access a digital asset may be irreversible. If a private key is lost, stolen, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the digital asset corresponding to that private key and the private key will not be capable of being restored by the digital asset network resulting in the total loss of the value of the digital asset linked to the private key.

Over the past decade, bitcoin mining operations have evolved from individual users mining with computer processors, graphics processing units and first-generation application specific integrated circuit machines to "professionalized" mining operations using proprietary hardware or sophisticated machines. If the profit margins of bitcoin mining operations are not sufficiently high, including due to an increase in electricity costs or a decline in the market price of bitcoin, or if bitcoin mining operations are unable to arrange alternative sources of financing (e.g., if lenders refuse to make loans to such miners), bitcoin miners are more likely to immediately sell more bitcoins than they otherwise would, resulting in an increase in liquid supply of bitcoin, which would generally tend to reduce bitcoin's market price.

More than 10,000 other digital assets have been developed since the inception of bitcoin. However, bitcoin is currently the most developed digital asset because of the length of time it has been in existence, the investment in the infrastructure that supports it, and the network of individuals and entities that are using bitcoin in transactions. Some industry groups are also creating private, permissioned blockchain versions of digital assets.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Fund Performance

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at: www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.